INCOME TAX - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2008	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	15.00%	15.00%
Undistributed Earnings of Foreign Subsidiaries (in dollars)	$ 995,729		$ 900,285			$ 995,729	¥ 6,642,966	¥ 6,002,587
Operating Loss Carry Forwards Expiration	0					0
Withholding tax rate profits of subsidiaries earned					10.00%
Withholding Tax On Capital Gain	8,829
Distributed Earnings	88,295	¥ 570,288
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax	63,716		63,716			63,716
Unrecognised tax benefits that would impact tax rate	0		0			0
Unrecognised tax benefits income tax penalty and expense	$ 0		0	$ 0
SINGAPORE [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Operating Loss Carryforwards (in dollars)	$ 81,379					81,379
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	12.00%	12.00%
INDIA [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.00%	30.00%
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%	10.00%
ID [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 1,278					1,278
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)	$ 132					132
Withholding Tax On Capital Gain	0		799	$ 2,847
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	82,453		73,845			82,453
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax	$ 888,249		$ 802,162			$ 888,249
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%
Beijing Hollysys Industrial Software Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential						15.00%